Other Intangible Assets, Net - Schedule of Amounts Charged to Expense in Amortization of Intangible Assets (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 13.1	$ 12.1	$ 26.1	$ 24.2
Depreciation And Amortization Expense
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	9.4	9.4	18.9	18.7
Cost of Sales
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 3.7	$ 2.7	$ 7.2	$ 5.5